Retirement Plans (Schedule of Net Periodic Benefit Cost) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1.2	$ 1.2	$ 2.5	$ 2.4	$ 5.0	$ 5.0	$ 6.2
Interest cost	5.0	4.5	9.9	9.1	18.2	21.2	23.5
Expected return on plan assets	(6.1)	(7.3)	(12.2)	(14.7)	(29.6)	(24.5)	(25.3)
Amortization of net actuarial loss	2.1	3.0	4.2	6.0	12.3	11.7	11.8
Amortization of prior service (credit) cost	(0.2)	0.2	(0.3)	0.3	0.6	0.7	0.8
Plan settlements	0.3	0	0.3	0	6.8	(0.2)	11.1
Curtailments					0	0	1.9
Special termination benefits					0	0	0.1
Net periodic benefit cost	2.3	1.6	4.4	3.1	13.3	13.9	30.1
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost					0.1	0.1	0.2
Interest cost					2.4	3.1	3.8
Expected return on plan assets					0	0	0
Amortization of net actuarial loss					0.3	0.2	0.5
Amortization of prior service (credit) cost					(9.1)	(9.2)	(9.0)
Plan settlements					0	0	0
Curtailments					0	0	(4.6)
Special termination benefits					0	0	0
Net periodic benefit cost	$ 1.8	$ 1.5	$ 3.6	$ 3.1	$ (6.3)	$ (5.8)	$ (9.1)